14. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
2019	¥ 2,029
2020	2,982
2021	1,583
2022	0
2023	0
Total	6,594
Kai Yuan Center
2019	66,005
2020	30,538
2021	2,384
2022	0
2023	0
Total	¥ 98,927